Earnings Per Share	12 Months Ended
Dec. 31, 2015
Disclosure Text Block
Earnings per Share

Note 5 Earnings Per Share

Basic earnings (loss) per share attributable to U.S. Cellular shareholders is computed by dividing Net income (loss) attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings (loss) per share attributable to U.S. Cellular shareholders is computed by dividing Net income (loss) attributable to U.S. Cellular shareholders by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities. Potentially dilutive securities primarily include incremental shares issuable upon exercise of outstanding stock options and the vesting of restricted stock units.

The amounts used in computing earnings (loss) per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year ended December 31,	2015	2014	2013
(Dollars and shares in thousands, except per share amounts)
Net income (loss) attributable to U.S. Cellular shareholders	$241,347	$(42,812)	$140,038

Weighted average number of shares used in basic earnings (loss) per share	84,248	84,213	83,968
Effect of dilutive securities:
Stock options[1]	153	–	211
Restricted stock units[1]	490	–	551

Weighted average number of shares used in diluted earnings (loss) per share	84,891	84,213	84,730

Basic earnings (loss) per share attributable to U.S. Cellular shareholders	$2.86	$(0.51)	$1.67

Diluted earnings (loss) per share attributable to U.S. Cellular shareholders	$2.84	$(0.51)	$1.65

[1]	There were no effects of dilutive securities in 2014 due to the net loss for the year.

Certain Common Shares issuable upon the exercise of stock options or vesting of restricted stock units were not included in average diluted shares outstanding for the calculation of Diluted earnings (loss) per share attributable to U.S. Cellular shareholders because their effects were antidilutive. The number of such Common Shares excluded, if any, is shown in the table below.

Year Ended December 31,	2015	2014	2013
(Shares in thousands)
Stock options	3,192	3,279	2,010
Restricted stock units	330	1,186	190

On June 25, 2013, U.S. Cellular paid a special cash dividend of $5.75 per share, for an aggregate amount of $482.3 million, to all holders of U.S. Cellular Common Shares and Series A Common Shares as of June 11, 2013.  Outstanding U.S. Cellular stock options and restricted stock unit awards were equitably adjusted for the special cash dividend.